Document And Entity Information	Apr. 29, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2024
Entity Registrant Name	MicroStrategy Inc
Entity Central Index Key	0001050446
Entity Emerging Growth Company	false
Entity File Number	0-24435
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	51-0323571
Entity Address, Address Line One	1850 Towers Crescent Plaza
Entity Address, City or Town	Tysons Corner
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22182
City Area Code	703
Local Phone Number	848-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	MSTR
Security Exchange Name	NASDAQ